Risk Management and Financial Instruments - Schedule of Sensitivity Analysis Fair Value Asset and Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 472,391	$ 672,843
Fair value (Asset)	582,964	805,029
Fair value (Liability)	(670,166)	(922,938)
Fair value	(87,202)	(117,909)
Swap [Member] | IPCA [Member] | 2027 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	187,456	177,815
Fair value (Asset)	225,294	205,191
Fair value (Liability)	(240,127)	(220,189)
Fair value	(14,833)	(14,998)
Swap [Member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	30,977	30,309
Fair value (Asset)	42,756	40,605
Fair value (Liability)	(51,242)	(48,349)
Fair value	(8,486)	(7,744)
Swap [Member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	58,021	125,573
Fair value (Asset)	67,009	152,936
Fair value (Liability)	(77,245)	(178,835)
Fair value	(10,236)	(25,899)
Swap [Member] | IPCA [Member] | 2034 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	69,934	139,033
Fair value (Asset)	80,386	148,563
Fair value (Liability)	(91,077)	(158,375)
Fair value	(10,691)	(9,812)
Swap [Member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	126,003	200,113
Fair value (Asset)	167,519	257,734
Fair value (Liability)	(210,475)	(317,190)
Fair value	$ (42,956)	$ (59,456)